Cover	Oct. 03, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 7, 2025, Barfresh Food Group Inc., a Delaware corporation (“the Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on October 3, 2025, the Company completed the acquisition of Arps Dairy, Inc. (“Arps”), pursuant to the Stock Purchase Agreement (the “Purchase Agreement”), dated as of September 15, 2025, among the Company, Arps and the shareholders of Arps. This first amendment to the Original 8-K (“Amendment No. 1”) is being filed for the purpose of satisfying the Company’s undertaking to file the financial statements and pro forma financial statements required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
Document Period End Date	Oct. 03, 2025
Entity File Number	001-41228
Entity Registrant Name	BARFRESH FOOD GROUP INC.
Entity Central Index Key	0001487197
Entity Tax Identification Number	27-1994406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3600 Wilshire Boulevard Suite 1720
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(310)
Local Phone Number	598-7113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	BRFH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false